Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Toledo Spirit time-charter derivative - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 2,134	$ (6,296)
Realized and unrealized gains included in earnings	1,120	3,480
Settlement payments	(1,019)	2,556
Fair value at end of period	$ 2,235	$ (260)